SCHEDULE OF ALLOWANCES FOR CREDIT LOSS (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Credit Loss [Abstract]
Balance at beginning of the year	$ (38,534)	$ (5,068)
Increase / Reversal (addition)	21,789	(33,466)
Total	$ (16,745)	$ (38,534)